Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	3 Months Ended				11 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Common shares, par value (USD per share)					$ 1	$ 1	$ 1
Dividends per common share (USD per share)	$ 0.125	$ 0.10	$ 0.10	$ 0.0625	$ 0.45	$ 0.5	$ 0.325